Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Net revenues
Educational programs and services	$ 2,785,254	$ 2,165,152	$ 1,608,954
Net revenues	3,096,491	2,447,430	1,799,509
Operating cost and expenses
Cost of revenues	(1,376,269)	(1,065,740)	(749,586)
Selling and marketing	(384,287)	(324,249)	(232,826)
General and administrative	(1,034,028)	(794,482)	(554,948)
Total operating cost and expenses	(2,794,584)	(2,184,471)	(1,537,360)
Gain on disposal of subsidiaries	3,627
Operating income	305,534	262,959	262,149
Other income, net
Interest income	97,530	84,838	61,445
Interest expense	(1,615)
Realized gain from long-term investments	26,379	7,366	7,086
Impairment loss from long-term investments	(5,919)	(980)	(2,338)
Loss from fair value change of long-term investments	(104,636)
Miscellaneous income (loss), net	(1,424)	2,841	2,367
Income before income taxes and loss from equity method investments	315,849	357,024	330,709
Provision for income taxes:
Current	(103,031)	(72,785)	(51,142)
Deferred	17,317	13,377	518
Provision for income taxes	(85,714)	(59,408)	(50,624)
Loss from equity method investments	(2,289)	(379)	(3,289)
Net income	227,846	297,237	276,796
Less: Net income/(loss) attributable to non-controlling interests	(10,219)	1,107	2,339
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 238,065	$ 296,130	$ 274,457
Net income per common share (Note 20)
- Basic	$ 1.50	$ 1.87	$ 1.74
- Diluted	$ 1.50	$ 1.87	$ 1.74
Weighted average shares used in calculating basic and diluted net income per share
- Basic	158,293,890	158,168,794	157,551,320
- Diluted	159,039,345	158,556,500	157,986,394
Books and other services [Member]
Net revenues
Net revenues	$ 311,237	$ 282,278	$ 190,555